Loans and Allowance for Loan Losses - Troubled Debt Restructuring Categorized by Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	12	9
Pre Modification Outstanding Recorded Investment	$ 6,641	$ 7,396
Post Modification Outstanding Recorded Investment, Net of Related Allowance	4,410	5,140
Residential 1-4 Family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	6	1
Pre Modification Outstanding Recorded Investment	800	365
Post Modification Outstanding Recorded Investment, Net of Related Allowance	800	275
Multifamily [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	1
Pre Modification Outstanding Recorded Investment	5,522	416
Post Modification Outstanding Recorded Investment, Net of Related Allowance	3,291	355
Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	4
Pre Modification Outstanding Recorded Investment	282	5,153
Post Modification Outstanding Recorded Investment, Net of Related Allowance	282	3,898
Farmland [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre Modification Outstanding Recorded Investment		1,445
Post Modification Outstanding Recorded Investment, Net of Related Allowance		595
Second Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre Modification Outstanding Recorded Investment	24
Post Modification Outstanding Recorded Investment, Net of Related Allowance	24
Equity Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Agricultural Installment and Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	2
Pre Modification Outstanding Recorded Investment	13	17
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 13	$ 17